UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   605 Third Avenue
           --------------------------------------------------
           New York, NY  10158
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-476-9222
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Oscar S. Schafer           New York, NY               2/13/03
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:                17
                                               -------------

Form 13F Information Table Value Total:             $101,103
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1.
2.
3.
4.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number               Name


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                                             Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE

ADVANCED MED OPT INC.    COMMON      00763M108   4,298    359,100          SOLE      X       X
------------------------------------------------------------------------------------------------------------
AETERNA LABORATORIES
  INC.                   FOREIGN     007975105     971    259,200          SOLE      X       X
------------------------------------------------------------------------------------------------------------
AVIALL INC NEW           COMMON      05366B102   4,778    593,600          SOLE      X       X
------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO    COMMON      075887109   6,012    195,900          SOLE      X       X
------------------------------------------------------------------------------------------------------------
CROWN CORK & SEAL CO INC COMMON      228255105   5,244    659,600          SOLE      X       X
------------------------------------------------------------------------------------------------------------
DANIELSON HOLDINGS CORP  COMMON      236274106     168    119,896          SOLE      X       X
------------------------------------------------------------------------------------------------------------
DR.REDDYS LABS LTD       COMMON      256135203   5,074    262,511          SOLE      X       X
------------------------------------------------------------------------------------------------------------
GEN PROBE INC            COMMON      36866T103  15,684    659,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICALS
  INC NEW                COMMON      448924100   2,400    220,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
OSTEOTECH INC            COMMON      688582105   5,388    836,600          SOLE      X       X
------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL RE-
  SOURCES INC            COMMON      717125108  11,921    400,037          SOLE      X       X
------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP (NEW) COMMON      74955W307   4,578    156,200          SOLE      X       X
------------------------------------------------------------------------------------------------------------
RIBAPHARM INC            COMMON      726537108   4,949    755,600          SOLE      X       X
------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS
  GROUP                  COMMON      82481R106   7,745    410,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
VIASYS HEALTHCARE INC    COMMON      92553Q209   7,799    523,796          SOLE      X       X
------------------------------------------------------------------------------------------------------------
WOMEN FIRST HEALTHCARE   COMMON      978150100  3,587    786,473           SOLE      X       X
------------------------------------------------------------------------------------------------------------
TARO PHARMACEUTICAL      COMMON      M8737E108 10,505    279,400           SOLE      X       X
------------------------------------------------------------------------------------------------------------
         17 TOTAL DATA RECORDS                           101,103

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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